Shareholders' equity	12 Months Ended
Dec. 31, 2017
Shareholders' equity
Shareholders' equity

29Shareholders’ equity

(a)Capital

The Company is authorized to increase its capital up to 150 million new common shares, by resolution of the Board of Directors, which will decide the price and the number of shares to be issued, as well as the term and conditions of payment.

At December 31, 2017 and 2016, fully subscribed and paid-up capital is represented by 553,934,646 nominative common voting shares without par value.

(b)Dividends

The Company’s by-laws provide for a minimum annual dividend of 25% of net income, adjusted by the changes in reserves, as determined by Brazilian Corporate Law.

	2017	2016

Net income attributable to the shareholders of the Company	1,085,265	1654,848
(-) Legal reserve (5%)	(54,263)	(82,743)

Calculation basis	1,031,002	1,572,105

Minimum mandatory dividends (25%)	257,750	393,026

(c)Statutory reserves

The legal reserve is constituted under Brazilian corporate law through the appropriation of 5% of the net income for the year and cannot exceed 20% of the capital. The purpose of the legal reserve is to protect capital, and it can only be used to offset losses and increase capital.

The investment reserve, corresponding to the balance of retained earnings, after the appropriation of the legal reserve, mainly relates to earnings reserved to meet the investment plans, upgrading and maintenance of plants, as approved by the Statutory Audit Committee and the Board of Directors.

(d)Repurchase and sales shares programs

In the meeting held on March 16, 2017, the Company’s Board of Directors approved the launch of a program for repurchase up to 548,090 shares issued by the Company, with the maximum term up to 18 months, starting on March 28, 2017 and ending on September 27, 2018 to be carried out in B3, at market price. The objective of the repurchase program is the acquisition of shares to be used in connection with the potential exercise of the call options by the Company’s CEO, statutory and non-statutory Officers and General Managers, under the Company’s stock option plan, without a Company’s corporate capital reduction, in compliance with the 1st paragraph of the article 30 of Brazilian Corporations Law and the provisions of CVM Instruction nº 567/15.

On June 29, 2017, the Company’s Board of Directors approved the closing of the repurchase shares program and the beginning of the sales program. During the repurchase shares program, the Company repurchased 548,090 shares for the total amount of R$ 17,046 that are recorded under “Treasury shares” in the shareholders’ equity. The sales share program is to make shares available to be purchased by the beneficiaries of the Company’s Stock Options Plans, in case they wish to exercise their option. The share program establishes that 892,132 Company’s registered, book-entry, common shares with no par value may be sold.

(e)Treasury shares

As at December 31, 2017, the Company holds in treasury 751,022 (344,042 as at December 31, 2016) common shares with a unit value of R$ 30.74 per share, which corresponds to R$ 23,086 (R$ 10,378 as at December 31, 2016).

(f)Other reserves

The amount of R$ 1,608,867 as at December 31, 2017 (R$ 1,599,640 as at December 31, 2016) refers, mainly, to the effects of the fair value uplift of the prior interest of Votorantim Celulose e Papel S.A. (“VCP”) (predecessor company) in Aracruz, at the time of the 2009 business combination.

(g)Share-based payments

Share options are granted to Company’s CEO, statutory and non-statutory Officers and General Managers. The exercise price of the granted options is equal to the share’s weighted average price in the three months prior to the date of the grant, without discount or indexation. Options are conditional on the beneficiaries completing three years’ service (the vesting period) from the grant date, subject to the group achieving its target. The options have a contractual option term of six years. The Company has no legal or constructive obligation to repurchase or settle the options in cash (Note 31(ii)).

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Grant date	Expiration date	Exercise price per share options	2017	2016

01/01/2014	12/31/2016	23.03	1,446	2,233
01/01/2015	12/31/2017	23.73	3,015	2,012
01/01/2016	12/31/2018	48.36	2,225	1,114

			6,686	5,359